Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Due from related parties	$ 20,315	$ 6,674
Accrued liabilities	(4,600)	(3,709)
Due to related parties, current	(2,359)	(5,033)
Due to related parties, non-current	(194,321)	(116,617)
Advances for vessels under construction and related costs	60,824	0
Vessels, net	516,629	95,550
Related parties
Due from related parties	20,315	6,674
Accrued liabilities	(831)	(1,082)
Due to related parties, current	(2,359)	(5,033)
Due to related parties, non-current	(194,321)	(116,617)
Advances for vessels under construction and related costs	428	0
Vessels, net	$ 308	$ 0